Share-based payments (Schedule of Restricted Shares Granted) (Details) (Restricted Stock [Member], USD $)	0 Months Ended					12 Months Ended
	Dec. 09, 2014	Dec. 05, 2014	Oct. 01, 2014	Aug. 20, 2014	Jun. 17, 2014	Dec. 31, 2014
Number of restricted shares
Outstanding
Granted	6,000	100,000	660,000	60,000	12,200,080
Forfeited
Outstanding						13,026,080
Expected to vested						732,719
Weighted-average grant-date fair value
Outstanding
Granted	$ 4.1075	$ 4.4925	$ 4.0850	$ 4.9650	$ 3.3773
Forfeited
Outstanding						$ 3.4294
Expected to vested						$ 3.3773
Vesting Period from grant date	4 years	4 years	4 years	3 years
Minimum [Member]
Weighted-average grant-date fair value
Vesting Period from grant date					2 months
Maximum [Member]
Weighted-average grant-date fair value
Vesting Period from grant date					48 months